Loans and financing (Tables)	12 Months Ended
Dec. 31, 2022
Loans and financing
Schedule of loans and financing

	Interest rate	Maturity	December 31, 2022	December 31, 2021
Bank loan	100% CDI + 2.7% pa	January/2022	—	201,990
Bank loan	8.1% pa	March/2022	—	310
Debentures (a)	100% CDI + 1.7% pa	August/2023	—	919,703
Bank loan	3.8% pa	October/2023	23	62
Bank loan	3.8% pa	October/2023	—	90
Bank loan	3.8% pa	November/2023	44	49
Debentures (c)	100% CDI + 2.3% pa	August/2027	1,266,534	—
Convertible notes (d)	8.0% pa	November/2028	631,744	647,474
			1,936,829	1,831,327
Current			102,873	228,448
Non-current			1,833,956	1,602,879
(a)	This amount is related to issuance of debentures in August 2021 to pay the amount due on the COC and Dom Bosco acquisition maturing in a single installment on August 25, 2023. The debentures bear interest of 100% CDI + 1.7% per annum and are guaranteed by Arco Educação S.A. The amount was settled in August 2022 upon issuance of the 2nd emission of debentures mentioned in item (c) below.
(b)	On November 11, 2021, the subsidiary Geekie entered into a loan agreement in the amount of US$ 11,020 thousand, equivalent to R$ 60,000, with an interest rate of 2.452% per annum. Since the operation was contracted in U.S. dollars, the Company holds swap derivatives to protect its exposure to foreign currency risk, which changes the effective interest rate for this loan to 100% CDI + 1.7% per annum (See Note 16 for further information). The loan payments will be paid quarterly in 12 installments, until October 28, 2024. The decrease in the current balance is mainly related to: (i) payment of R$ 19,593 related to the four installments in February, May, August and November 2022; and (ii) exchange variation of R$ 4,206 recognized as financial income in statement of income or loss.
(c)	The 2nd emission of debentures bear interest of 100% CDI + 2.3% pa, which will accrue and will also be payable every six months, with the first payment on February 3, 2023 and the last payment on August 3, 2027. The amount will be settled in 3 installments on August of each year from 2025 until 2027. The debentures are guaranteed by Arco Educação S.A.
(d)	On November 30, 2021, the Company issued convertible senior notes in the amount of US$ 150,000 with a value per share of $1.00, equivalent to R$ 825,285. These notes mature in 7 years, on November 15, 2028, and bear interest at 8% per year fixed in Brazilian reais. While the interests are payable quarterly, the principal amount will be paid in a single installment at the mature date, both in cash in United States dollars equivalents to the amount in Brazilian reais at the payment date.

Summary of movement in loans and financing

	2022	2021	2020
Balance at beginning of the year	1,831,327	311,119	98,561
Additions, net of costs	1,188,980	1,578,298	498,434
Business combination	—	210	8,836
Interest expense	247,834	57,245	19,862
Interest paid	(164,536)	(20,275)	(13,423)
Payment of loans and financing	(1,120,024)	(109,815)	(301,151)
Exchange rate variation	(46,752)	14,545	—
Balance at end of year	1,936,829	1,831,327	311,119